Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023	May 31, 2022
Net Income (loss)	$ (2,311,128)	$ 3,321,341	$ 8,214,568	$ 3,534,554
Other comprehensive income, net of tax:
Foreign currency translation adjustments	1
Total comprehensive income (loss)	(2,311,125)	3,321,341
Net loss attributable to noncontrolling interest	80,477
Comprehensive income (loss) attributable to common shareholder	(2,230,648)	3,321,341
Unique Logistics International, Inc.
Net Income (loss)	$ (2,311,128)	$ 3,321,341	8,214,568	3,534,554
Other comprehensive income, net of tax:
Foreign currency translation adjustments			3,258
Total comprehensive income (loss)			8,217,826	3,534,554
Deemed dividend				(4,565,725)
Net loss attributable to noncontrolling interest			(12,795)
Comprehensive income (loss) attributable to common shareholder			$ 8,205,031	$ (1,031,171)